BETTER 10K - FAIR VALUE MEASUREMENTS - Recurring and Non-Recurring (Details) - Fair Value, Inputs, Level 3 - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Reported Value Measurement
FAIR VALUE MEASUREMENTS
Loan Commitment Asset, Fair Value Disclosure	$ 0	$ 16,119	$ 121,723
Estimate of Fair Value Measurement
FAIR VALUE MEASUREMENTS
Loan Commitment Asset, Fair Value Disclosure	0	54,654	121,723
Pre-Closing Bridge Notes | Reported Value Measurement | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	0	750,000	477,333
Pre-Closing Bridge Notes | Estimate of Fair Value Measurement | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	0	269,067	458,122
Line of Credit | Revolving Credit Facility | Reported Value Measurement
FAIR VALUE MEASUREMENTS
Debt instrument	0	144,403	149,022
Line of Credit | Revolving Credit Facility | Estimate of Fair Value Measurement
FAIR VALUE MEASUREMENTS
Debt instrument	$ 0	$ 145,323	$ 161,417